SUBSEQUENT EVENTS (Details)		3 Months Ended	9 Months Ended
	Sep. 13, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 15, 2020 $ / shares shares
Subsequent Event [Line Items]
Par value | $ / shares		$ 0.0001
Number of warrants to purchase common stock				1
Number of maximum additional units can be sold to purchasers			9,000,000
Aggregate purchase price | $		$ 25,000
Registration Rights Agreement
Subsequent Event [Line Items]
Threshold number of days to file registration statement after Closing			30 days
Class A Ordinary Shares
Subsequent Event [Line Items]
Par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Par value | $ / shares	$ 0.0001
Class B Ordinary Shares
Subsequent Event [Line Items]
Par value | $ / shares		$ 0.0001	0.0001	$ 0.0001
Class B Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Number of shares converted to Domesticated Company Common Stock	1
Forward Purchase Units [Member] | Merger Agreement
Subsequent Event [Line Items]
Number of shares in a unit converted to Domesticated Company Common Stock	1.00%
Number of warrants in units converted to Domesticated Company Common Stock	0.33
Forward Purchase Units [Member] | Forward Purchase Agreement
Subsequent Event [Line Items]
Unit price | $ / shares			$ 10.00
Number of maximum units can be sold to purchasers			5,000,000
Number of maximum additional units can be sold to purchasers			9,000,000
Maximum amount of units that can be sold to purchasers | $			$ 14,000,000
Public Warrants
Subsequent Event [Line Items]
Par value | $ / shares	$ 11.50
Number of warrants to purchase common stock	1
Exercise price of warrants | $ / shares	$ 11.50
Public Warrants | Merger Agreement
Subsequent Event [Line Items]
Conversion ratio	1
Number of warrants converted to Domesticated Company Common Stock	1
Private Placement Warrants | Merger Agreement
Subsequent Event [Line Items]
Conversion ratio	1
Number of warrants converted to Domesticated Company Common Stock	1
Forge | Merger Agreement
Subsequent Event [Line Items]
Threshold percentage of consideration payable in cash			15.00%
Threshold amount of consideration payable in cash | $			$ 100,000,000
Aggregate value of consideration transferred | $			$ 1,500,000,000
Number of shares issuable			140,000,000
Deemed value per share | $ / shares			$ 10.00
Subsequent Event | Registration Rights Agreement
Subsequent Event [Line Items]
Threshold number of days to file registration statement after Closing	30 days
Subsequent Event | Class A Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Number of shares converted to Domesticated Company Common Stock	1
Par value | $ / shares	$ 0.0001
Subsequent Event | Class B Ordinary Shares | Merger Agreement
Subsequent Event [Line Items]
Number of shares converted to Domesticated Company Common Stock	1
Subsequent Event | Forward Purchase Units [Member] | Merger Agreement
Subsequent Event [Line Items]
Number of warrants converted to Domesticated Company Common Stock	1
Subsequent Event | Forward Purchase Units [Member] | Forward Purchase Agreement
Subsequent Event [Line Items]
Unit price | $ / shares	$ 10.00
Number Of Shares Per Unit	1
Number of maximum units can be sold to purchasers	5,000,000
Number of maximum additional units can be sold to purchasers	9,000,000
Maximum amount of units that can be sold to purchasers | $	$ 14,000,000
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Number of warrants to purchase common stock	1
Exercise price of warrants | $ / shares	$ 11.50
Subsequent Event | Public Warrants | Merger Agreement
Subsequent Event [Line Items]
Conversion ratio	1
Number of warrants converted to Domesticated Company Common Stock	1
Subsequent Event | Private Placement Warrants | Merger Agreement
Subsequent Event [Line Items]
Conversion ratio	1
Subsequent Event | Forge | Merger Agreement
Subsequent Event [Line Items]
Threshold percentage of consideration payable in cash	15.00%
Threshold amount of consideration payable in cash | $	$ 100,000,000
Aggregate value of consideration transferred | $	$ 1,500,000,000
Number of shares issuable	140,000,000
Deemed value per share | $ / shares	$ 10.00
PIPE Investors | Subscription Agreement
Subsequent Event [Line Items]
Number of shares issued			6.85
Share price | $ / shares			$ 10.00
Aggregate purchase price | $			$ 68,500,000
PIPE Investors | Subsequent Event | Subscription Agreement
Subsequent Event [Line Items]
Number of shares issued	6,850,000
Share price | $ / shares	$ 10.00
Aggregate purchase price | $	$ 68,500,000